Property and Equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, net [Line Items]
Total property and equipment	$ 5,795,848	$ 5,282,198	$ 2,701,217
Less: Accumulated depreciation	(1,376,285)	(1,311,685)	(1,196,640)
Total property and equipment, net	4,419,563	3,970,513	1,504,577
Construction-in-process	505,307	961,032	190,422
Building [Member]
Property and Equipment, net [Line Items]
Total property and equipment	433,448	433,448	433,448
Building improvements [Member]
Property and Equipment, net [Line Items]
Total property and equipment	1,341,493	827,843	800,629
Land [Member]
Property and Equipment, net [Line Items]
Total property and equipment	2,367,443	2,367,443	75,000
Machinery and equipment [Member]
Property and Equipment, net [Line Items]
Total property and equipment	1,361,960	1,361,960	1,259,372
Computer and office equipment [Member]
Property and Equipment, net [Line Items]
Total property and equipment	64,702	64,702	64,702
Furniture and fixtures [Member]
Property and Equipment, net [Line Items]
Total property and equipment	$ 226,802	$ 226,802	$ 68,066